Cover	Dec. 02, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2025
Entity File Number	001-39046
Entity Registrant Name	STRATA CRITICAL MEDICAL, INC.
Entity Central Index Key	0001779128
Entity Tax Identification Number	84-1890381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	31 Hudson Yards, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	585
Local Phone Number	301-1762
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SRTA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at a price of $11.50
Trading Symbol	SRTAW
Security Exchange Name	NASDAQ